Average Annual Total Returns - Pioneer U.S. Government Money Market Fund	May 01, 2021
Class A
Average Annual Return:
1 Year	0.20%
5 Years	0.64%
10 Years	0.32%
Since Inception	2.75%
Inception Date	Jun. 22, 2087
Class Y
Average Annual Return:
1 Year	0.22%
5 Years	0.72%
10 Years	0.37%
Since Inception	1.12%
Inception Date	Sep. 26, 2005
Class R
Average Annual Return:
1 Year	0.12%
5 Years
10 Years
Since Inception	0.59%
Inception Date	Aug. 01, 2017